Related Party Transactions - Schedule of Relationship of Related Parties (Details)	12 Months Ended
Jun. 30, 2026
Accoplus Limited [Member]
Schedule of Relationship of Related Parties [Line Items]
Related Party Transaction, Description of Transaction	Entities partially controlled by Mr. Cheung Po, LUI
Accolade IP Limited [Member]
Schedule of Relationship of Related Parties [Line Items]
Related Party Transaction, Description of Transaction	Related by common directors, Mr. Yuen Yuk, HAU and Mr. Cheung Po, LUI (Appointed on January 24, 2025)
Winxam Consultancy Pte Limited [Member]
Schedule of Relationship of Related Parties [Line Items]
Related Party Transaction, Description of Transaction	Related by a spouse of common director, Mr. Geeng Yi, HOE